LONG-TERM DEBT, NET - Summary of Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-Term Debt [Line Items]
Current portion of unamortized deferred financing costs	$ 906	$ 3,669
2012 Studio City Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	12,556	15,129
2013 Senior Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	52,687	63,486
2016 7.250% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	16,596
2016 5.875% SC Secured Notes [Member] | 2016 Studio City Secured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	6,753
Philippine Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	3,041	4,614
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	$ 9,611	12,399
Total Credit Facility [Member] | Studio City Project Facility [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs		$ 51,845